Related party transactions - Schedule of Transactions with Other Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Purchases of various goods and services from entities controlled by key management personnel	$ 0	$ 513,809	$ 835,315